Property and equipment, net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 23,760,697	$ 28,170,749
Less: accumulated depreciation and amortization	(9,875,618)	(11,555,449)
Property and equipment, net	13,885,079	16,615,300
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	18,098,589	19,297,436
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,711,617	7,781,700
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	0	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	445,391	461,609
Information Technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	294,549	299,557
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 210,551	$ 330,447